Income Taxes (Details) - Schedule of deferred income tax assets and liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 53,179		¥ 40,666
Intangible assets, net	3,675		4,493
Less: valuation allowances	(38,126)		(35,127)
Total	18,728	$ 2,939	10,032
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	14,734
Estimated profit arising from future renewal commissions	29,752
PRC dividend withholding taxes	29,230		26,380
Total	¥ 73,716		¥ 26,380